STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY	3 Months Ended	12 Months Ended
	Feb. 28, 2026	Nov. 30, 2025
STOCKHOLDERS' EQUITY AND MEZZANINE EQUITY
STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY

12.STOCKHOLDERS’ EQUITY AND MEZZANINE EQUITY

Common stock

The Company has 300,000,000 shares of common stock authorized with a par value of $0.0001 per share. Prior to the de-SPAC transaction (Note 4) on February 24, 2026, the Company, being Eagle Energy at the time, had 350,000,000 shares of common stock authorized with a par value of $0.0001 per share.

As of February 28, 2026 and November 30, 2025, the Company had 29,579,313 and 18,888,289 shares (excluding 2,750,000 shares subject to possible redemption) issued and outstanding, respectively.

Activities during the three months period ended February 28, 2026:

On February 24, 2026, the Company completed its de-SPAC transaction (Note 4), with each share of former nonredeemable Eagle Energy common stock converted to common stock of the Company on a 5.8349:1 basis, representing 18,888,289 shares of common stock. All disclosures in these unaudited condensed consolidated interim financial statements on number of shares have been accordingly converted on the same basis. The former shareholders of SVII received an aggregate of 5,930,033 shares of common stock in the Company as consideration for the de-SPAC transaction. The Company also issued 300,000 shares of common stock in respect of transaction costs. The Company recorded a net contribution from reverse recapitalization of $1,991,184 as a result of the de-SPAC transaction.

On February 24, 2026, upon the completion of the de-SPAC transaction (Note 4), 2,750,000 shares of common stock previously subject to redemption were no longer redeemable and reclassified to permanent equity. The Company reclassified $300,000 from redeemable common stock in mezzanine equity to permanent equity.

On February 24, 2026, the Company also issued 1,710,991 shares of common stock with a fair value of $11,959,827 as consideration for the acquisition of Oregon Energy (Note 5).

Activities during the three months ended February 28, 2025:

In December 2024, the Company completed a private placement offering of 312,007 common shares of the Company, with a par value of $0.0001 per share, at a price of $3.56 per share for total proceeds of $1,110,529. Additionally, 51,414 bonus shares valued at $183,000, of which $167,750 was recognized as obligation to issue shares as of November 30, 2024, and $15,250 was recognized as professional fees in the unaudited condensed consolidated interim statement of operations for the three months ended February 28, 2025, were issued to a consultant for professional services rendered from January 2024 to December 2024.

Preferred stock

The Company has 3,500,000 shares of preferred stock authorized with a par value of $0.0001 per share. Prior to the de-SPAC transaction (Note 4) on February 24, 2026, the Company, being Eagle Energy at the time, had 50,000,000 shares of common stock authorized with a par value of $0.0001 per share.

As of February 28, 2026 and November 30, 2025, the Company had no preferred stock issued and outstanding, excluding 29,700 shares subject to possible redemption as of February 28, 2026.

Mezzanine equity

Redeemable common stock

In July 2025, the Company issued 2,750,000 common shares, with a par value of $0.0001 per share, to an investor pursuant to a Common Stock Purchase Agreement for total proceeds of $300,000. The shares are subject to automatic redemption if the de-SPAC transaction as contemplated by the BCA (Note 4) does not close. In accordance with the ASC 480-10-S99-3A, Classification and Measurement of Redeemable Securities, redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity. Immediately upon the closing of the private placement, the Company recognized a charge against additional paid-in capital of $170 for share issuance costs incurred in this private placement. On February 24, 2026, upon the completion of the de-SPAC transaction (Note 4), these common shares are no longer redeemable. The face value of $300,000 is reclassified to permanent equity.

As of February 28, 2026, the amount of redeemable common stock reflected on the unaudited condensed consolidated interim balance sheets is reconciled in the following table:

Redeemable common stock, November 30, 2024	$—
Gross proceeds	300,000
Less: share issuance costs	(170)
Plus: adjust carrying value to redemption value	170
Redeemable common stock, November 30, 2025	300,000
Less: transfer to permanent equity	(300,000)
Redeemable common stock, February 28, 2026	$—

Series A Cumulative Convertible Preferred Stock

On February 24, 2026, in connection with the de-SPAC transaction (Note 4), the Company, Eagle Energy, and SVII entered into an Amended and Restated Securities Purchase Agreement (the “PIPE Agreement”) with an accredited investor, pursuant to which the investor agreed to purchase 29,700 shares of Series A Cumulative Convertible Preferred Stock of the Company for an aggregate price of $29,700,000. The Series A Cumulative Convertible Preferred Stock have an initial stated value of $1,000 per share, and are redeemable at the option of the holder beginning February 24, 2031. The Series A Cumulative Convertible Preferred Stock accrues dividends at 12% annually (if paid in kind), or 10% annually (if paid in cash). Dividends are due semi-annually, on June 1 and December 1. The preferred stock carries rights, preferences, and privileges as set forth in its certificate of designation, including the right to convert into common stock of the Company at any time at the holder’s option, at an initial conversion price of $11.88 per share (subject to adjustment). In addition, the investor received warrants to purchase an aggregate of 2,500,000 shares of common stock of the Company at an exercise price of $12.00 per share, which had a grant-date fair value of $4,174,276. The proceeds of the PIPE financing were first allocated to the liability-classified warrants (Note 11), with residual amounts being allocated to the Series A Cumulative Convertible Preferred Stock.

The Series A Cumulative Convertible Preferred Stock is also redeemable at the option of the Company:

●	prior to the first anniversary of issuance, at a redemption price per share equal to 150% of the initial stated value, plus paid in kind dividends, plus accrued but unpaid cash dividends (the “Accrued Value”);
●	on or after the first anniversary of issuance but prior to the second anniversary of the issuance, at a redemption price per share equal to 140% of the Accrued Value;
●	on or after the second anniversary of issuance but prior to the third anniversary of the issuance, at a redemption price per share equal to 130% of the Accrued Value;
●	on or after the third anniversary of issuance but prior to the fourth anniversary of the issuance, at a redemption price per share equal to 120% of the Accrued Value;
●	on or after the fourth anniversary of issuance but prior to the fifth anniversary of the issuance, at a redemption price per share equal to 110% of the Accrued Value; and,
●	on or after the fifth anniversary of issuance, at a redemption price per share equal to 100% of the Accrued Value.

As of February 28, 2026, the amount of redeemable Series A Cumulative Convertible Preferred Stock reflected on the unaudited condensed consolidated interim balance sheets is reconciled in the following table:

Redeemable Series A Cumulative Convertible Preferred Stock, November 30, 2025	$—
Gross proceeds	29,700,000
Allocation to warrant liability (Note 11)	(4,174,276)
Accretion	8,480
Redeemable Series A Cumulative Convertible Preferred Stock, February 28, 2026	$25,534,204

Equity incentive plan

Upon the de-SPAC transaction (Note 4), the Company implemented a 2025 Equity Incentive Plan (“EIP”). The Company may grant equity-based awards under the EIP, including options, stock appreciation rights (“SARs”), restricted stock units (“RSUs”), restricted stock awards (“RSAs”) and other stock based awards. The maximum number of shares the Company may issue pursuant to awards granted under the 2025 EIP is 4,437,008 shares, subject to an annual increase, to be added on the first day of each fiscal year, commencing on January 1, 2027 and continuing until, and including, January 1, 2035, equal to the lesser of (i) 5% of the outstanding shares of all classes of Common Stock on such date or (ii) such lesser number of shares of Common Stock as determined by the board of directors. As of February 28, 2026, The Company has not granted any awards under the EIP.

Earnout shares

In connection with the de-SPAC transaction (Note 4), the Company has reserved an additional 1,500,000 shares of common stock (“Earnout Share Pool”) in the EIP to be granted to eligible shareholders of the Company. During the Earnout Period, if the Earnout Target is met, or if a change of control transaction occurs during the Earnout Period and the Earnout Target was not already met, the Company will grant 1,500,000 Earnout Shares to the eligible shareholders. The Company evaluated the Earnout Shares under ASC 815-40, Derivatives and Hedging – Contracts in Entity’s Own Equity, and concluded the Earnout Shares meet the definition of an equity instrument, and accordingly will be accounted for as part of additional paid-in capital.

Warrants

As of February 28, 2026, the continuity of share purchase warrants is as follows:

	Number of	Weighted Average	Remaining
	warrants	Exercise price	life (Years)
Balance, November 30, 2025	—	$—	—
Issued for PIPE financing	2,500,000	12.00	4.99
Issued on reverse recapitalization (Note 4)	20,922,133	11.50	4.99
Balance, February 28, 2026	23,422,133	$11.55	4.99

As of February 28, 2026, the following share purchase warrants were outstanding:

Number of warrants outstanding	Exercise price	Expiry date
2,500,000	$12.00	February 24, 2031
20,922,133	$11.50	February 24, 2031
23,422,133

As of February 28, 2026, the Company classified 20,922,133 warrants as equity and 2,500,000 warrants as liabilities.

Activities during the three months period ended February 28, 2026:

On February 24, 2026, in connection with its reverse recapitalization (Note 4), the Company issued the following warrants:

●	11,500,000 public warrants to former public shareholders of SVII as replacements for the former SVII public warrants. Each whole warrant entitles the holder to purchase one common stock at an exercise price of $11.50;
●	7,000,000 warrants to the SVII Sponsor for replacement of the former SVII private warrants. Each whole warrant entitles the holder to purchase one common stock at an exercise price of $11.50; and
●	2,422,133 warrants to the SVII Sponsor in exchange for settlement of $2,422,133 of loans owed by SVII to the SVII Sponsor, at $1.00 per share. Each whole warrant entitles the holder to purchase one common stock at an exercise price of $11.50.

The issuance of 2,422,133 warrants in settlement of loans owed by SVII to the SVII Sponsor has been accounted for as a capital transaction with a shareholder of the Company, in connection with the reverse recapitalization.

On February 24, 2026, in connection with the PIPE financing, the Company issued warrants to an accredited investor to purchase an aggregate of 2,500,000 shares of New Eagle common stock at an exercise price of $12.00 per share. These warrants are classified as liabilities, and had a fair value of $4,174,276 at issuance.

5.	STOCKHOLDERS’ EQUITY (DEFICIT) AND MEZZANINE EQUITY

Preferred stock

The Company has 50,000,000 shares of preferred stock authorized with a par value of $0.0001 per share. As of November 30, 2025 and 2024, the Company had no preferred stock issued and outstanding.

Common stock

The Company has 350,000,000 shares of common stock authorized with a par value of $0.0001 per share. As of November 30, 2025 and 2024, the Company had 110,211,574 and 96,000,040 shares issued and outstanding, respectively, excluding 15,951,675 shares subject to possible redemption as of November 30, 2025.

Activities during the period from December 14, 2023 (inception) through November 30, 2024:

In December 2023, the Company issued 408 incorporation shares, with a par value of $0.0001 per share, at a price of $0.00245 per share for total proceeds of $1.

In February 2024, the Company completed a private placement offering of 89,081,291 common shares of the Company, with a par value of $0.0001 per share, at a price of $0.00245 per share for total proceeds of $218,250.

In August 2024, the Company completed a private placement offering of 1,428,566 common shares of the Company, with a par value of $0.0001 per share, at a price of $0.00245 per share for total proceeds of $3,500.

In October, 2024, the Company completed a private placement offering of 5,489,775 common shares of the Company, with a par value of $0.0001 per share, at a price of $0.0245 per share for total proceeds of $13,450.

The Company also incurred $6,463 in share issuance costs related to the issuance of the shares during the period from December 14, 2023 (inception) through November 30, 2024.

5.	STOCKHOLDERS’ EQUITY (DEFICIT) AND MEZZANINE EQUITY (continued)

Activities during the year ended November 30, 2025:

In December 2024, the Company completed a private placement offering of 1,820,540 common shares of the Company, with a par value of $0.0001 per share, at a price of $0.61 per share for total proceeds of $1,110,529. Additionally, 300,000 bonus shares valued at $183,000, of which $167,750 was recognized as obligation to issue shares as of November 30, 2024, and $15,250 was recognized as professional fees in the statement of operations for the year ended November 30, 2025, were issued to a consultant for professional services rendered from January 2024 to December 2024.

In March 2025, the Company completed another private placement offering of 2,794,173 common shares of the Company, with a par value of $0.0001 per share, at a price of $0.61 per share for total proceeds of $1,704,452.

In April 2025, the Company completed a Regulation Crowdfunding offering (“Reg CF”) pursuant to Section 4(a)(6) of the Securities Act of 1933 and Regulation Crowdfunding thereunder. Through this offering, the Company issued a total of 7,692,086 common shares, with a par value of $0.0001 per share, at a price of $0.61 per share, for gross proceeds of $4,692,172. The shares issued are subject to transfer restrictions under applicable securities laws, including a one-year holding period for Reg CF investors.

In May 2025, the Company issued an additional 453,055 common shares, with a par value of $0.0001 per share, under its Reg CF offering at a price of $0.61 per share, for gross proceeds of $276,364. Additionally, the Company completed a private placement offering of 380,870 common shares of the Company, with a par value of $0.0001 per share, at a price of USD $0.61 per share, for gross proceeds of $232,331. The Company also issued 200,000 shares with a deemed fair value of $0.61 per share as non-cash consideration for consulting services to be rendered from May 2025 to November 2025. As of November 30, 2025, $122,000 has been fully expensed.

For the year ended November 30, 2025, the Company incurred a total of $579,370 in share issuance costs paid in cash related to its Reg CF offering and private placements. On May 29, 2025, the Company also issued 570,810 common shares with a deemed fair value of $0.61 per share to the agents in its Reg CF offering as compensation, which is included in share issuance costs.

Mezzanine equity

In July 2025, the Company issued 15,951,675 common shares, with a par value of $0.0001 per share, to an investor pursuant to a Common Stock Purchase Agreement for total proceeds of $300,000. The issuance is in connection with the BCA between the Company and SVII (Note 1), with the shares expected to be exchanged for 2,750,000 common shares of the combined entity upon completion of the “de-SPAC” (Note 1). The shares are subject to automatic redemption if the business combination does not close. In accordance with the ASC 480-10-S99-3A, Classification and Measurement of Redeemable Securities, redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity. Immediately upon the closing of the private placement, the Company recognized a charge against additional paid-in capital of $170 for share issuance costs incurred in this private placement.

5.	STOCKHOLDERS’ EQUITY (DEFICIT) AND MEZZANINE EQUITY (continued)

As of November 30, 2025, the amount of common stock subject to possible redemption reflected on the balance sheets is reconciled in the following table:

Common stock subject to possible redemption, November 30, 2024	$—
Gross proceeds	300,000
Less: share issuance costs	(170)
Plus: adjust carrying value to redemption value	170
Common stock subject to possible redemption, November 30, 2025	$300,000

Obligation to issue shares

As of November 30, 2024, the Company had recognized an obligation to issue shares of $167,750 relating to the December 2024 grant of 300,000 bonus shares with a deemed fair value of $0.61 per share. The obligation to issue shares was calculated as the total fair value pro-rated on a straight-line basis, over the one-year service period, for the portion attributable to services rendered during the period from December 14, 2023 (inception) through November 30, 2024 and such amount has been recorded as a separate line item within stockholders’ equity (deficit) and as professional fees incurred during the period.

Equity incentive plan

On March 10, 2025, the Board of Directors of the Company implemented a 2025 Equity Incentive Plan (“EIP”). The maximum number of shares the Company may issue pursuant to awards granted under the 2025 EIP is 15,137,213 shares, subject to certain automatic increases except that the maximum number of shares that the Company may issue as incentive stock options is equal to the maximum number of shares available for issuance under the EIP without taking into account any automatic increases in the share reserve of the EIP. The Company has not granted any awards under the EIP.